Related Party Disclosures	12 Months Ended
Dec. 31, 2023
Related Party Disclosures [Abstract]
Related party disclosures
17.	Related party disclosures

Compensation to key management personnel of the Company:

($000s)	2023	2022
Compensation of directors:
Directors’ fees	734	560
Stock-based compensation	435	675
	1,169	1,235

Compensation of key management personnel:
Salaries and benefits and consulting fees	7,632	7,892
Stock-based compensation	2,511	2,026
	10,143	9,918
	11,312	11,153

During year ended December 31, 2023 and 2022, there were no payments to related parties other than compensation paid to key management personnel. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.